Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Allowance for accounts receivable	$ 49,373,296	$ 96,144,543	$ 5,680,658
Equity:
Ordinary shares, par value	$ 0.0004	$ 0.0004	$ 0.0004
Ordinary shares, shares authorized	50,000,000,000	50,000,000,000	50,000,000,000
Ordinary shares, shares issued	27,334,063,747	22,375,886,604	22,327,784,827
Ordinary shares, shares outstanding	27,334,063,747	22,375,886,604	22,327,784,827